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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425

                          Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2005 through May 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                    OAK RIDGE
                                    LARGE CAP
                                   GROWTH FUND

                                   Semiannual
                                     Report

                                     5/31/06

                              [LOGO]PIONEER
                                    INVESTMENTS(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           2
Portfolio Management Discussion                                 4
Portfolio Summary                                               8
Prices and Distributions                                        9
Performance Update                                             10
Comparing Ongoing Fund Expenses                                15
Schedule of Investments                                        17
Financial Statements                                           22
Notes to Financial Statements                                  31
Trustees, Officers and Service Providers                       40

                                                                     President's

Dear Shareowners,
--------------------------------------------------------------------------------
We believe a desirable, moderate slowing of U.S. economic growth appears likely, with beneficial impacts on inflation and interest rates, while global growth prospects remain strong. We base this on the events of the six and 12 month periods ending May 31, 2006 that have been characterized by strong global growth, rising commodity and stock prices, and rising interest rates. While markets reversed in May (U.S. Treasury bond yields, stock markets, and commodity prices all turned down), we believe the basic fundamental pattern of steady global economic growth remains intact.

According to the International Monetary Fund, global economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. This growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, rising corporate profits, and rising interest rates. These basic ingredients are fueling the equity bull market and the relatively weak bond market over the six months ending May 31, 2006.

The bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase since we are close to full employment. An environment of strong economic growth, rising commodity prices and labor demands may lead to inflation and higher interest rates; therefore a slower growing economy would be welcomed by the markets.

While first quarter economic growth was strong, it looks as if the slowdown in the U.S. economy for the second half of the year may be starting to unfold. The positive unemployment figures, which reached a five-year low of 4.6 percent in April, may have peaked as the number of new jobs fell in this period, the smallest increase since the Katrina-distorted result of October 2005. The cooling of housing market sales so far this year is another indicator of a slowing economy.

The U.S. Federal Reserve has continued its measured short-term interest rate increases. With global commodity prices continuing to rise, the Fed warned in May that it remains vigilant in wanting to keep inflation low. This determination puts short-term pressure on markets, but such action has a positive effect for consumers over the

Letter

intermediate-to-longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable. However, there are no guarantees in investing. We know from a long view of history that sudden shifts in investor sentiment can occur with little warning. This unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Large Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance during the six months ended May 31, 2006.

Q: How did the market and the Fund perform during the semiannual reporting period?

A: Although the U.S. stock market performed relatively well during the first five months of the Fund's semiannual reporting period, concerns about building inflation pressures and rising interest rates weighed heavily on stock prices - particularly growth-oriented shares - in May.

    Two additional factors combined to create a challenging environment for the Fund. First, lower-quality stocks (as measured by their S&P rating) outperformed their higher-quality counterparts. Given our emphasis on the latter, the Fund was not positioned to take full advantage of the speculative nature of the market. Second, a number of stocks that outperformed in 2005, most notably those in the health-care sector, gave back some ground during the past half-year. We unfortunately did not take profits in some of our top-performing holdings as quickly as we should have, making the Fund vulnerable to this development.

    With this as a backdrop, the Fund's Class A shares returned -4.17% at net asset value during the past six months, trailing the -0.85% return of its benchmark, the Russell 1000 Growth Index, as well as the -2.27% average return of the 724 funds in its Lipper peer group, Large-Cap Growth Funds. The primary reason for the underperformance relative to the peer group was our individual stock selection, which we discuss in greater detail below.

    It is important to note, however, that we employ a long-term approach that seeks to identify fast-growing, reasonably valued companies that we believe have the potential to perform well over a three- to five-year period. As a result, six months is a very short window in which to measure our performance as managers. We prefer to focus on longer-term results, and in this area the Fund continues to excel: its 8.96% (at net asset value) three-year average annual return is ahead of the 8.31% peer group average, and its five-year average annual return of 0.66% has outpaced the -1.15% return of the benchmark and the -1.78% return of the peer group.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  How did the Fund's holdings in health care affect performance?

A: Health care was the most significant area of underperformance for the Fund. A substantial overweight in the sector detracted from performance, given that health-care shares in general trailed the overall market. In addition, the Fund's holding in the vision care products company Alcon - which performed very well for us in 2005 - suffered from a significant downturn before we eliminated it from the portfolio. We were also slow to sell shares of UnitedHealth Group, a benefits manager that dropped considerably from its December 2005 high throughout the course of the period. The biotechnology company Genentech, a position that we pared in the wake of the stock's strong advance of the past two-plus years, detracted from performance as well. We continue to hold a position in Genentech on our belief that the stock is attractively valued relative to its earnings prospects.

    Our active decisions to trim or eliminate many of the portfolio's holdings in health care caused our weighting in this sector to decline. At the start of the period, roughly 28% of the Fund was invested in health-care stocks, compared with about 19% for the Russell 1000 Growth Index. By the end of the reporting period, this weighting had fallen to 15%.

Q:  Where did you redeploy the proceeds of these sales?

A: We put a significant portion of these assets to work in the technology sector. Although tech stocks did not perform well in May, we believe the sector is home to a number of companies that are poised to take advantage of the likely strength in corporate spending. While consumer spending could come under pressure from a variety of sources - such as rising energy prices and the sluggish housing market - corporations are flush with cash that is available to be put to work in the form of new capital investment. The Fund is now overweight in technology, and we believe that this

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06                            (continued)
--------------------------------------------------------------------------------

    positioning should prove beneficial to performance in the months ahead. Recent additions to the portfolio include Microchip Technology, Jabil Circuit, Cisco Systems and Corning.

    In terms of performance over the past six months, our positioning in the tech sector was helpful to returns. A top performer was Cognizant Technology Solutions, which continues to benefit from the trend of American companies outsourcing elements of their business to India. Performance was also boosted by the Fund's holding in software giant Oracle, which held up well amid the downdraft in the broader market late in the period.

Q:  What other elements of the Fund's positioning helped and hurt performance?

A: Our stock selection in the industrials sector also was a source of positive performance for the Fund. As is the case with the technology sector, many industrial companies are positioned to capitalize on rising corporate spending. Rockwell Automation, Ingersoll Rand, and Danaher all made positive contributions during the period. Even though the economic cycle is mature at this juncture, we believe these companies can continue to perform well given that a longer-than-normal cycle appears likely and the financial strength of their customers is at unprecedented levels.

    On the other side of the ledger, our stock selection in both the consumer staples and consumer discretionary sectors detracted from performance. In the former, the Fund's holding in Procter & Gamble delivered weak performance on concerns that its profits will be dampened by the fact that Wal-Mart (which accounts for about 20% of P&G's sales) is pressuring its suppliers to bear the cost of holding inventories. We continue to like the stock from a long-term perspective. In consumer discretionary, Carnival Cruise Lines was hurt by concerns about weaker consumer spending, rising fuel costs, and the reduced demand for Caribbean cruises that followed the destructive autumn hurricane season. We have since sold the stock from the portfolio.

    We made two new purchases in the consumer discretionary sector during the period: Marriot International and Harrah's Entertainment. While we are not positive on the outlook for consumer spending, we believe these two companies nonetheless have the ability to outperform. With respect to Marriot, we believe the company can benefit from the fact that demand for hotel rooms

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    is rising faster than the supply. Harrah's, meanwhile, is a well-managed hotel and casino operator that is successfully integrating its purchase of Caesar's and is showing good results from its customer awards programs.

Q:  What is your outlook for growth stocks?

A: Growth stocks have underperformed value by a wide margin in recent years, and we believe this creates an excellent opportunity. Traditionally, the ten-year returns of the Russell 1000 Growth Index and Russell 1000 Value Index compare closely with one another. However, the two indices have diverged quite sharply in recent years. During the past 12 months, for instance, the return on the value index was more than double that of its growth counterpart. The three- and five-year difference also is quite large. The result is that the ten-year return differential is at the high end of historical standards, with an average annualized return of 10.79% for the Russell 1000 Value and 5.48% for the Russell 1000 Growth. There are valid reasons for this disparity, such as the excesses of the late 1990s and the changes in the accounting practices regarding employee stock options - issues that had a disproportionately large impact on growth stocks. However, these problems are now largely in the past. With growth stocks enjoying significantly better prospects for earnings expansion and trading at nearly the same earnings multiples as value stocks, we believe the asset class should begin closing the performance gap in relation to value.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

U.S. Common Stocks                                         92.0%
Temporary Cash Investments                                  6.0%
Depositary Receipts for International Stocks                2.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[The following table was depicted as a pie chart in the printed material.]

Information Technology                                     26.6%
Industrials                                                19.1%
Health Care                                                14.6%
Financials                                                 14.5%
Consumer Discretionary                                     14.3%
Consumer Staples                                            6.7%
Energy                                                      4.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

    1.    General Electric Co.                       3.79%
    2.    Qualcomm, Inc.                             3.43
    3.    FedEx Corp.                                3.42
    4.    Cognizant Tech Solutions Corp.             3.26
    5.    Staples, Inc.                              3.15
    6.    Genentech, Inc.                            3.07
    7.    Rockwell International Corp.               2.66
    8.    United Technologies Corp.                  2.53
    9.    U.S. Bancorp                               2.49
   10.    Procter & Gamble Co.                       2.46

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class     5/31/06     11/30/05
-------   ---------   ---------
    A      $12.86      $13.42
    B      $12.61      $13.22
    C      $12.65      $13.25
    R      $12.61      $13.17
    Y      $12.95      $13.48

Distributions Per Share
--------------------------------------------------------------------------------

                     12/1/05 - 5/31/06
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
    A   $        -     $        -      $       -
    B   $        -     $        -      $       -
    C   $        -     $        -      $       -
    R   $        -     $        -      $       -
    Y   $        -     $        -      $       -

Pioneer Oak Ridge Large Cap Growth Fund
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                      CLASS A SHARES
-------------------------------------------------------------------------------

Investment Returns
-------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of May 31, 2006)
                                    Net             Public
                                Asset Value        Offering
Period                             (NAV)          Price (POP)
Life-of-Class
(3/1/99)                           2.22%              1.39%
5 Years                            0.66              -0.53
1 Year                             4.24              -1.74

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

             Pioneer Oak
            Ridge Large Cap       Russell 1000
              Growth Fund          Growth Index
3/99             $ 9,425              $10,000
                   9,202                9,705
5/00              10,084               12,131
                  10,350                8,527
5/02               8,959                6,747
                   8,266                6,218
5/04               9,671                7,338
                  10,260                7,583
5/06              10,694                8,049

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 2004 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B and Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index is made up of those stocks contained within the Russell 1000 Index having higher price-to-book ratios. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                      CLASS B SHARES
-------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of May 31, 2006)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(3/1/99)                        1.42%      1.42%
5 Years                        -0.16      -0.16
1 Year                          3.23      -0.77

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                    Pioneer Oak
                  Ridge Large Cap                Russell 1000
                    Growth Fund                  Growth Index
3/99                 $10,000                        $10,000
                       9,754                          9,705
5/00                  10,608                         12,131
                      10,807                          8,527
5/02                   9,285                          6,747
                       8,503                          6,218
5/04                   9,886                          7,338
                      10,387                          7,583
5/06                  10,723                          8,049

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index is made up of those stocks contained within the Russell 1000 Index having higher price-to-book ratios. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                      CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of May 31, 2006)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(3/1/99)                        1.46%      1.46%
5 Years                        -0.09      -0.09
1 Yr                            3.47       3.47

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                    Pioneer Oak
                  Ridge Large Cap              Russell 1000
                    Growth Fund                Growth Index
3/99                 $10,000                     $10,000
                       9,754                       9,705
5/00                  10,608                      12,131
                      10,807                       8,527
5/02                   9,285                       6,747
                       8,503                       6,218
5/04                   9,878                       7,338
                      10,396                       7,583
5/06                  10,756                       8,049

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class C shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index is made up of those stocks contained within the Russell 1000 Index having higher price-to-book ratios. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of May 31, 2006)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(3/1/99)                        1.59%      1.59%
5 Years                        -0.02      -0.02
1 Year                          3.99       3.99

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                    Pioneer Oak
                  Ridge Large Cap              Russell 1000
                    Growth Fund                Growth Index
3/99                 $10,000                     $10,000
                       9,758                       9,705
5/00                  10,639                      12,131
                      10,866                       8,527
5/02                   9,359                       6,747
                       8,592                       6,218
5/04                   9,924                       7,338
                      10,440                       7,583
5/06                  10,856                       8,049

Call 1-800-225-6292 or pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information. The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class R shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index is made up of those stocks contained within the Russell 1000 Index having higher price-to-book ratios. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                      CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Large Cap Growth Fund, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of May 31, 2006)
                             If         If
Period                      Held     Redeemed
Life-of-Class
(3/1/99)                    2.31%      2.31%
5 Years                     0.78       0.78
1 Year                      4.62       4.62

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                    Pioneer Oak
                  Ridge Large Cap              Russell 1000
                    Growth Fund                Growth Index
3/99                 $10,000                     $10,000
                       9,766                       9,705
5/00                  10,702                      12,131
                      10,984                       8,527
5/02                   9,508                       6,747
                       8,773                       6,218
5/04                  10,264                       7,338
                      10,912                       7,583
5/06                  11,417                       8,049

Call 1-800-225-6292 or pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from March 1, 1999 to August 10, 2004. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the Fund from March 1, 1999 to February 13, 2004 is the performance of Oak Ridge Large Cap Equity Fund's single class (Class A shares), which has been restated to reflect differences in any applicable sales charges (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Large Cap Equity Fund. Pioneer Oak Ridge Large Cap Growth Fund was created through the reorganization of predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 1000 Growth Index is made up of those stocks contained within the Russell 1000 Index having higher price-to-book ratios. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.    Divide your account value by $1,000
      Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on actual returns from December 1, 2005 through May 31, 2006

Actual                    A              B              C              R              Y
Share Class
-------------------------------------------------------------------------------------------
Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 12/1/05
Ending Account        $  958.30      $  953.90      $  954.70      $  957.50      $  960.70
Value On 5/31/06
Expenses Paid         $    5.86      $   10.23      $    9.60      $    7.03      $    4.06
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 1.97%, 1.44%, and 0.83% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2005 through May 31, 2006

Hypothetical              A              B              C              R              Y
Share Class
-------------------------------------------------------------------------------------------
Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 12/1/05
Ending Account        $1,018.95      $1,014.46      $1,015.11      $1,017.75      $1,020.79
Value On 5/31/06
Expenses Paid         $    6.04      $   10.55      $    9.90      $    7.24      $    4.18
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.10%, 1.97%, 1.44%, and 0.83% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06 (unaudited)
--------------------------------------------------------------------------------

     Shares                                                                Value
              COMMON STOCKS - 95.5%
              Energy - 4.0%
              Oil & Gas Exploration & Production - 4.0%
 279,490      Apache Corp.                                          $ 18,133,311
 470,225      XTO Energy, Inc.                                        19,382,675
                                                                    ------------
                                                                    $ 37,515,986
                                                                    ------------
              Total Energy                                          $ 37,515,986
                                                                    ------------
              Capital Goods - 15.0%
              Aerospace & Defense - 4.5%
 261,020      L-3 Communications Holdings, Inc.                     $ 19,044,019
 360,885      United Technologies Corp.                               22,562,530
                                                                    ------------
                                                                    $ 41,606,549
                                                                    ------------
              Electrical Component & Equipment - 2.5%
 348,300      Rockwell International Corp.                          $ 23,781,924
                                                                    ------------
              Industrial Conglomerates - 3.6%
 988,185      General Electric Co.                                  $ 33,855,218
                                                                    ------------
              Industrial Machinery - 4.4%
 319,040      Danaher Corp. (b)                                     $ 20,453,654
 470,720      Ingersoll-Rand Co.                                      20,528,099
                                                                    ------------
                                                                    $ 40,981,753
                                                                    ------------
              Total Capital Goods                                   $140,225,444
                                                                    ------------
              Transportation - 3.3%
              Air Freight & Couriers - 3.3%
 279,490      FedEx Corp.                                           $ 30,539,872
                                                                    ------------
              Total Transportation                                  $ 30,539,872
                                                                    ------------
              Consumer Durables & Apparel - 1.9%
              Apparel, Accessories & Luxury Goods - 1.9%
 604,415      Coach, Inc.*                                          $ 17,576,388
                                                                    ------------
              Total Consumer Durables & Apparel                     $ 17,576,388
                                                                    ------------
              Consumer Services - 2.9%
              Casinos & Gaming - 0.6%
  72,100      Harrah's Entertainment, Inc.*                         $  5,482,484
                                                                    ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

     Shares                                                                Value
              Hotels, Resorts & Cruise Lines - 2.3%
  296,000     Marriott International, Inc.*                         $ 21,409,680
                                                                    ------------
              Total Consumer Services                               $ 26,892,164
                                                                    ------------
              Retailing - 8.9%
              Computer & Electronics Retail - 2.0%
  350,200     Best Buy Co., Inc.                                    $ 18,560,600
                                                                    ------------
              General Merchandise Stores - 1.8%
  343,560     Target Corp.                                          $ 16,806,955
                                                                    ------------
              Home Improvement Retail - 2.1%
  323,620     Lowe's Companies, Inc.                                $ 20,155,054
                                                                    ------------
              Specialty Stores - 3.0%
1,197,557     Staples, Inc.*                                        $ 28,130,614
                                                                    ------------
              Total Retailing                                       $ 83,653,223
                                                                    ------------
              Food & Drug Retailing - 1.9%
              Drug Retail - 1.9%
  437,375     Walgreen Co.                                          $ 17,757,425
                                                                    ------------
              Total Food & Drug Retailing                           $ 17,757,425
                                                                    ------------
              Food, Beverage & Tobacco - 2.2%
              Soft Drinks - 2.2%
  339,473     PepsiCo, Inc.                                         $ 20,524,538
                                                                    ------------
              Total Food, Beverage & Tobacco                        $ 20,524,538
                                                                    ------------
              Household & Personal Products - 2.3%
              Household Products - 2.3%
  404,525     Procter & Gamble Co.                                  $ 21,945,481
                                                                    ------------
              Total Household & Personal Products                   $ 21,945,481
                                                                    ------------
              Health Care Equipment & Services - 7.3%
              Health Care Equipment - 5.2%
  342,415     Medtronic, Inc.                                       $ 17,288,533
  346,925     Varian Medical Systems, Inc.*                           16,270,783
  250,885     Zimmer Holdings, Inc.*                                  15,191,087
                                                                    ------------
                                                                    $ 48,750,403
                                                                    ------------
              Health Care Services - 2.1%
  404,045     Caremark Rx, Inc.*                                    $ 19,382,039
                                                                    ------------
              Total Health Care Equipment & Services                $ 68,132,442
                                                                    ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Pharmaceuticals & Biotechnology - 6.6%
              Biotechnology - 4.6%
  226,370     Amgen, Inc.*                                          $ 15,300,348
  330,485     Genentech, Inc.*                                        27,417,036
                                                                    ------------
                                                                    $ 42,717,384
                                                                    ------------
              Pharmaceuticals - 2.0%
  529,725     Teva Pharmaceutical Industries, Ltd.                  $ 19,287,287
                                                                    ------------
              Total Pharmaceuticals & Biotechnology                 $ 62,004,671
                                                                    ------------
              Banks - 2.4%
              Diversified Banks - 2.4%
  720,785     U.S. Bancorp                                          $ 22,250,633
                                                                    ------------
              Total Banks                                           $ 22,250,633
                                                                    ------------
              Diversified Financials - 9.3%
              Asset Management & Custody Banks - 1.8%
  172,925     Legg Mason, Inc.*                                     $ 16,588,695
                                                                    ------------
              Consumer Finance - 3.9%
  323,620     American Express Co.                                  $ 17,591,983
  359,740     SLM Corp.                                               19,339,622
                                                                    ------------
                                                                    $ 36,931,605
                                                                    ------------
              Investment Banking & Brokerage - 2.0%
1,127,405     Charles Schwab Corp.*                                 $ 18,782,567
                                                                    ------------
              Diversified Financial Services - 1.6%
  295,345     Citigroup, Inc.                                       $ 14,560,509
                                                                    ------------
              Total Diversified Financials                          $ 86,863,376
                                                                    ------------
              Insurance - 2.1%
              Life & Health Insurance - 2.1%
  426,590     Aflac, Inc. (b)                                      $  19,964,412
                                                                    ------------
              Total Insurance                                       $ 19,964,412
                                                                    ------------
              Software & Services - 9.8%
              Internet Software & Services - 2.3%
   58,840     Google, Inc.*                                         $ 21,877,889
                                                                    ------------
              IT Consulting & Other Services - 3.1%
  493,600     Cognizant Tech Solutions Corp.*                       $ 29,122,400
                                                                    ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
              Systems Software - 4.4%
  881,780     Microsoft Corp.                                       $ 19,972,317
1,461,680     Oracle Corp.*                                           20,785,090
                                                                    ------------
                                                                    $ 40,757,407
                                                                    ------------
              Total Software & Services                             $ 91,757,696
                                                                    ------------
              Technology Hardware & Equipment - 9.8%
              Communications Equipment - 7.2%
  942,535     Cisco Systems, Inc.*                                  $ 18,549,089
  729,580     Corning, Inc.*                                          17,692,315
  676,660     Qualcomm, Inc.                                          30,591,799
                                                                    ------------
                                                                    $ 66,833,203
                                                                    ------------
              Computer Hardware - 0.9%
  136,640     Apple Computer, Inc.*                                 $  8,166,973
                                                                    ------------
              Electronic Manufacturing Services - 1.7%
  468,585     Jabil Circuit, Inc.*                                  $ 16,316,130
                                                                    ------------
              Total Technology Hardware & Equipment                 $ 91,316,306
                                                                    ------------
              Semiconductors - 5.8%
  549,170     Microchip Technology                                  $ 18,836,531
  303,695     Marvell Technology Group, Ltd.*                         14,477,141
  666,850     Texas Instruments, Inc.                                 20,825,724
                                                                    ------------
                                                                    $ 54,139,396
                                                                    ------------
              Total Semiconductors                                  $ 54,139,396
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $830,640,677)                                   $893,059,453
                                                                    ------------

Principal
Amount
               TEMPORARY CASH INVESTMENTS - 6.1%
               Repurchase Agreement - 4.9%
$45,400,000    UBS Warburg, Inc., 4.8%, dated 5/31/06, repur-
               chase price of $45,400,000 plus accrued interest
               on 6/1/06 collateralized by $46,367,000 U.S.
               Treasury Bill, 4.875%, 5/15/09                       $ 45,400,000
                                                                    ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                 Value
               Security Lending Collateral - 1.2%
11,228,752     Securities Lending Investment Fund, 4.03%           $  11,228,752
                                                                   -------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $56,628,752)                                  $  56,628,752
                                                                   -------------
               TOTAL INVESTMENTS IN SECURITIES - 101.6%
               (Cost $887,369,429) (a)                             $ 949,688,205
                                                                   -------------
               OTHER ASSETS AND LIABILITIES - (1.6)%               $(14,362,366)
                                                                   -------------
               TOTAL NET ASSETS - 100.0%                           $ 935,325,839
                                                                   =============

*   Non-income producing security

(a) At May 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $889,667,151 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                        $ 82,780,778
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                         (22,759,724)
                                                                               ------------
       Net unrealized gain                                                     $ 60,021,054
                                                                               ============

(b)   At May 31, 2006, the following securities were out on loan:

      Shares     Description                                 Market Value
      20,787     Aflac, Inc.                                  $   972,832
     159,859     Danaher Corp.                                 10,248,560
                                                              -----------
                 Total                                        $10,248,560
                                                              ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2006 aggregated $252,506,073 and $169,296,631, respectively.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $10,248,560) (cost $887,369,429)                          $949,688,205
  Receivables -
    Investment securities sold                                     751,342
    Fund shares sold                                             2,864,554
    Dividends, interest and foreign taxes withheld                 744,908
    Due from Pioneer Investment Management, Inc.                    55,627
  Other                                                            152,474
                                                              ------------
     Total assets                                             $954,257,110
                                                              ------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $  5,427,587
    Fund shares repurchased                                      1,178,595
    Upon return of securities loaned                            11,228,752
  Due to bank                                                      765,256
  Due to affiliates                                                 15,882
  Accrued expenses                                                 315,199
                                                              ------------
     Total liabilities                                        $ 18,931,271
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $916,402,994
  Undistributed net investment income                               98,028
  Accumulated net realized loss on investments                 (43,493,959)
  Net unrealized gain on investments                            62,318,776
                                                              ------------
     Total net assets                                         $935,325,839
                                                              ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $272,517,440/21,194,905 shares)           $      12.86
                                                              ============
  Class B (based on $36,727,997/2,911,617 shares)             $      12.61
                                                              ============
  Class C (based on $81,335,871/6,429,873 shares)             $      12.65
                                                              ============
  Class R (based on $1,767,545/140,148 shares)                $      12.61
                                                              ============
  Class Y (based on $542,976,986/41,942,162 shares)           $      12.95
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($12.86 [divided by] 94.25%)                        $      13.64
                                                              ============

22   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $13,095)    $4,139,644
  Interest                                                 1,166,454
  Income from securities loaned, net                           7,439
                                                          ----------
     Total investment income                                              $  5,313,537
                                                                          ------------
EXPENSES:
  Management fees                                         $3,572,995
  Transfer agent fees and expenses
    Class A                                                  222,074
    Class B                                                   83,383
    Class C                                                   58,245
    Class R                                                      849
    Class Y                                                   16,215
  Distribution fees
    Class A                                                  358,605
    Class B                                                  206,628
    Class C                                                  401,473
    Class R                                                    3,756
  Administrative reimbursements                               88,998
  Custodian fees                                              99,727
  Registration fees                                           27,300
  Professional fees                                           37,591
  Printing expense                                            97,234
  Fees and expenses of nonaffiliated trustees                  6,686
  Miscellaneous                                               10,599
                                                          ----------
     Total expenses                                                       $  5,292,358
     Fees waived by Pioneer Investment Management, Inc.                        (72,988)
     Less fees paid indirectly                                                  (3,861)
                                                                          ------------
     Net expenses                                                         $  5,215,509
                                                                          ------------
       Net investment income                                              $     98,028
                                                                          ============
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized gain on investments                                        $ 21,767,487
                                                                          ============
  Change in net unrealized loss on investments                            $(63,152,630)
                                                                          ============
  Net loss on investments                                                 $(41,385,143)
                                                                          ============
  Net decrease in net assets resulting from operations                    $(41,287,115)
                                                                          ============

The accompanying notes are an integral part of these financial statements.   23

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/06 and the Year Ended 11/30/05, respectively

                                                           Six Months
                                                              Ended
                                                             5/31/06        Year Ended
                                                           (unaudited)       11/30/05
FROM OPERATIONS:
Net investment income (loss)                             $       98,028   $    (736,616)
Net realized gain on investments                             21,767,487      65,077,933
Change in net unrealized loss on investments                (63,152,630)    (11,613,330)
                                                         --------------   -------------
    Net increase (decrease) in net assets resulting
     from operations                                     $  (41,287,115)  $  52,727,987
                                                         --------------   -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.01 per share, respectively)    $            -   $     (38,753)
Net realized gain:
    Class A ($0.00 and $0.39 per share, respectively)                 -      (6,861,691)
    Class B ($0.00 and $0.39 per share, respectively)                 -      (1,096,581)
    Class C ($0.00 and $0.39 per share, respectively)                 -      (1,882,246)
    Class R ($0.00 and $0.39 per share, respectively)                 -         (25,261)
    Class Y ($0.00 and $0.39 per share, respectively)                 -     (13,420,966)
                                                         --------------   -------------
     Total distributions to shareowners                  $            -   $ (23,325,498)
                                                         --------------   -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  218,904,135   $ 316,460,909
Shares issued in reorganization                                       -     512,706,571
Reinvestment of distributions                                    (5,182)     14,011,658
Cost of shares repurchased                                 (135,054,081)    (67,307,519)
                                                         --------------   -------------
    Net increase in net assets resulting from fund
     share transactions                                  $   83,844,872   $ 775,871,619
                                                         --------------   -------------
    Net increase in net assets                           $   42,557,757   $ 805,274,108
NET ASSETS:
Beginning of period                                         892,768,082      87,493,974
                                                         --------------   -------------
End of period (including undistributed net investment
  income of $98,028 and $0, respectively)                $  935,325,839   $ 892,768,082
                                                         ==============   =============

24   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    '06 Shares      '06 Amount       '05 Shares      '05 Amount
                                   (unaudited)      (unaudited)
CLASS A
Shares sold                          5,824,355    $  79,024,518       9,190,624    $ 117,741,596
Shares issed in reorganization               -                -       8,826,717      116,424,392
Reinvestment of distributions             (163)          (2,184)        432,922        5,804,261
Less shares repurchased             (4,242,899)     (57,401,881)     (1,808,708)     (23,499,870)
                                    ----------    -------------      ----------    -------------
    Net increase                     1,581,293    $  21,620,453      16,641,555    $ 216,470,379
                                    ==========    =============      ==========    =============
CLASS B
Shares sold                            392,579    $   5,244,015       1,050,050    $  13,255,195
Shares issed in reorganization               -                -       1,993,965       25,961,425
Reinvestment of distributions             (149)          (1,974)         71,125          939,920
Less shares repurchased               (633,825)      (8,453,573)       (296,591)      (3,818,834)
                                    ----------    -------------      ----------    -------------
    Net increase (decrease)           (241,395)   $  (3,211,532)      2,818,549    $  36,337,706
                                    ==========    =============      ==========    =============
CLASS C
Shares sold                          1,704,615    $  22,780,736       4,643,023    $  58,647,686
Reinvestment of distributions              (77)          (1,024)         80,916        1,071,170
Less shares repurchased               (565,460)      (7,526,128)       (605,840)      (7,600,485)
                                    ----------    -------------      ----------    -------------
    Net increase                     1,139,078    $  15,253,584       4,118,099    $  52,118,371
                                    ==========    =============      ==========    =============
CLASS R
Shares sold                             74,641    $     988,840          61,565    $     788,652
Reinvestment of distributions                -                -           1,634           21,496
Less shares repurchased                 (6,684)         (89,132)         (3,444)         (42,579)
                                    ----------    -------------      ----------    -------------
    Net increase                        67,957    $     899,708          59,755    $     767,569
                                    ==========    =============      ==========    =============
CLASS Y
Shares sold                          8,117,837    $ 110,866,026       9,816,834    $ 126,027,780
Shares issed in reorganization               -                -      27,969,845      370,320,754
Reinvestment of distributions                -                -         458,083        6,174,811
Less shares repurchased             (4,517,072)     (61,583,367)     (2,408,938)     (32,345,751)
                                    ----------    -------------      ----------    -------------
    Net increase                     3,600,765    $  49,282,659      35,835,824    $ 470,177,594
                                    ==========    =============      ==========    =============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended
                                                               5/31/06    Year Ended Year Ended  Year Ended  Year Ended  Year Ended
                                                             (unaudited)   11/30/05   11/30/04    11/30/03    11/30/02    11/30/01
CLASS A
Net asset value, beginning of period                         $   13.42     $ 12.51    $ 11.18     $ 10.74      $ 12.41     $ 13.89
                                                             ---------     -------    -------     -------      -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                         $   (0.01)    $ (0.01)   $ (0.01)    $ (0.11)     $ (0.10)    $ (0.07)
 Net realized and unrealized gain (loss) on investments          (0.55)       1.32       1.34        1.17        (1.57)      (1.41)
                                                             ---------     -------    -------     -------      -------     -------
  Net increase (decrease) from investment operations         $   (0.56)    $  1.31    $  1.33     $  1.06      $ (1.67)    $ (1.48)
Distributions to shareowners:
 Net investment income                                               -       (0.01)         -           -            -           -
 Net realized gain                                                   -       (0.39)         -       (0.62)           -           -
                                                             ---------     -------    -------     -------      -------     -------
Net increase (decrease) in net asset value                   $   (0.56)    $  0.91    $  1.33     $  0.44      $ (1.67)    $ (1.48)
                                                             ---------     -------    -------     -------      -------     -------
Net asset value, end of period                               $   12.86     $ 13.42    $ 12.51     $ 11.18      $ 10.74     $ 12.41
                                                             =========     =======    =======     =======      =======     =======
Total return*                                                    (4.17)%     10.51%     11.90%      10.63%      (13.46)%    (10.66)%
Ratio of net expenses to average net assets+                      1.20%**     1.30%      1.57%       2.00%        2.00%       2.00%
Ratio of net investment loss to average net assets+              (0.09)%**   (0.28)%    (0.11)%     (1.06)%      (1.00)%     (0.60)%
Portfolio turnover rate                                             38%**      140%        29%         53%          26%         19%
Net assets, end of period (in thousands)                     $ 272,517     $263,117   $37,193     $ 8,640      $ 8,069     $ 2,733
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.23%**     1.30%      2.42%       2.77%        3.21%       5.24%
 Net investment loss                                             (0.12)%**   (0.28)%    (0.97)%     (1.83)%      (2.21)%     (3.84)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.20%**     1.30%      1.57%       2.00%        2.00%       2.00%
 Net investment loss                                             (0.09)%**   (0.28)%    (0.11)%     (1.06)%      (1.00)%     (0.60)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

26   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                       Ended
                                                      5/31/06      Year Ended    2/17/04 (a)
                                                    (unaudited)     11/30/05     to 11/30/04
CLASS B
Net asset value, beginning of period                 $  13.22       $ 12.44       $  11.86
                                                     --------       -------       --------
Increase (decrease) from investment operations:
  Net investment loss                                $  (0.07)      $ (0.06)      $  (0.02)
  Net realized and unrealized gain (loss) on
   investments                                          (0.54)         1.23           0.60
                                                     --------       -------       --------
   Net increase (decrease) from investment
     operations                                      $  (0.61)      $  1.17       $   0.58
Distributions to shareowners:
  Net realized gain                                         -         (0.39)             -
                                                     --------       -------       --------
Net increase (decrease) in net asset value           $  (0.61)      $  0.78       $   0.58
                                                     --------       -------       --------
Net asset value, end of period                       $  12.61       $ 13.22       $  12.44
                                                     ========       =======       ========
Total return*                                           (4.61)%        9.41%          4.89%
Ratio of net expenses to average net assets+             2.11%**       2.15%          2.53%**
Ratio of net investment loss to average net
  assets+                                               (1.00)%**     (1.13)%        (0.72)%**
Portfolio turnover rate                                    38%**        140%            29%
Net assets, end of period (in thousands)             $ 36,728       $41,685       $  4,161
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                           2.23%**       2.26%          2.94%**
  Net investment loss                                   (1.12)%**     (1.24)%        (1.13)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                           2.10%**       2.14%          2.52%**
  Net investment loss                                   (0.99)%**     (1.12)%        (0.72)%**

(a)  Class B shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   27

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                    Six Months
                                                       Ended
                                                      5/31/06      Year Ended     2/17/04 (a)
                                                   (unaudited)     11/30/05      to 11/30/04
CLASS C
Net asset value, beginning of period                $  13.25        $ 12.45       $  11.86
                                                    --------        -------       --------
Increase (decrease) from investment operations:
  Net investment loss                               $  (0.05)       $ (0.09)      $  (0.01)
  Net realized and unrealized gain (loss) on
   investments                                         (0.55)          1.28           0.60
                                                    --------        -------       --------
   Net increase (decrease) from investment
     operations                                     $  (0.60)       $  1.19       $   0.59
Distributions to shareowners:
  Net realized gain                                        -          (0.39)             -
                                                    --------        -------       --------
Net increase (decrease) in net asset value          $  (0.60)       $  0.80       $   0.59
                                                    --------        -------       --------
Net asset value, end of period                      $  12.65        $ 13.25       $  12.45
                                                    ========        =======       ========
Total return*                                          (4.53)%         9.57%          4.97%
Ratio of net expenses to average net assets+            1.97%**        2.09%          2.39%**
Ratio of net investment loss to average net
  assets+                                              (0.85)%**      (1.08)%        (0.40)%**
Portfolio turnover rate                                   38%**         140%            29%
Net assets, end of period (in thousands)            $ 81,336        $70,096       $ 14,601
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          1.97%**        2.09%          2.71%**
  Net investment loss                                  (0.85)%**      (1.08)%        (0.72)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                          1.97%**        2.09%          2.38%**
  Net investment loss                                  (0.85)%**      (1.08)%        (0.40)%**

(a)  Class C shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

28   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                       Ended
                                                      5/31/06      Year Ended    2/17/04 (a)
                                                    (unaudited)     11/30/05     to 11/30/04
CLASS R
Net asset value, beginning of period                $  13.17        $ 12.32         $11.86
                                                    --------        -------         ------
Increase (decrease) from investment operations:
  Net investment loss                               $  (0.02)       $ (0.04)        $(0.01)
  Net realized and unrealized gain (loss) on
   investments                                         (0.54)          1.28           0.47
                                                    --------        -------         ------
   Net increase (decrease) from investment
     operations                                     $  (0.56)       $  1.24         $ 0.46
Distributions to shareowners:
  Net realized gain                                        -          (0.39)             -
                                                    --------        -------         ------
Net increase (decrease) in net asset value          $  (0.56)       $  0.85         $ 0.46
                                                    --------        -------         ------
Net asset value, end of period                      $  12.61        $ 13.17         $12.32
                                                    ========        =======         ======
Total return*                                          (4.25)%        10.08%          3.88%
Ratio of net expenses to average net assets+            1.44%**        1.55%          1.78%**
Ratio of net investment loss to average net
  assets+                                              (0.30)%**      (0.51)%        (0.15)%**
Portfolio turnover rate                                   38%**         140%            29%
Net assets, end of period (in thousands)            $  1,768        $   951         $  153
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          1.44%**        1.66%          2.06%**
  Net investment loss                                  (0.30)%**      (0.62)%        (0.43)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                          1.44%**        1.55%          1.78%**
  Net investment loss                                  (0.30)%**      (0.51)%        (0.15)%**

(a)  Class R shares were first publicly offered on February 17, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   29

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended
                                                     5/31/06       Year Ended   8/11/04 (a)
                                                   (unaudited)      11/30/05    to 11/30/04
CLASS Y
Net asset value, beginning of period                 $ 13.48        $ 12.53       $ 11.33
                                                     -------        -------       -------
Increase (decrease) from investment operations:
  Net investment income                              $  0.02        $     -(b)    $  0.03
  Net realized and unrealized gain (loss) on
   investments                                         (0.55)          1.34          1.17
                                                     -------        -------       -------
   Net increase (decrease) from investment
     operations                                      $ (0.53)       $  1.34       $  1.20
Distributions to shareowners:
  Net realized gain                                        -          (0.39)            -
                                                     -------        -------       -------
Net increase (decrease) in net asset value           $ (0.53)       $  0.95       $  1.20
                                                     -------        -------       -------
Net asset value, end of period                       $ 12.95        $ 13.48       $ 12.53
                                                     =======        =======       =======
Total return*                                          (3.93)%        10.71%        10.59%
Ratio of net expenses to average net assets+            0.83%**        0.89%         1.09%**
Ratio of net investment income to average net
  assets+                                               0.28%**        0.14%         2.97%**
Portfolio turnover rate                                   38%**         140%           29%
Net assets, end of period (in thousands)            $542,977       $516,919       $31,385
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          0.83%**        0.89%         1.19%**
  Net investment income                                 0.28%**        0.14%         2.87%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                          0.83%**        0.89%         1.09%**
  Net investment income                                 0.28%**        0.14%         2.97%**

(a)  Class Y shares were first publicly offered on August 11, 2004.
(b)  Amount rounds to less than ($0.01) cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

30   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Oak Ridge Large Cap Growth Fund (the Fund) is one of two series of portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Large Cap Equity Fund. Oak Ridge Large Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A shares in exchange for the Fund's Class A shares in a one-to-one exchange ratio, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Oak Ridge Large Cap Equity Fund on February 10,
2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Class B, Class C and Class R were first publicly offered on February 17, 2004. Class Y shares were first publicly offered on August 11, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06                                (continued)
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2006 there were no securities fair valued. Cash equivalent securities are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal investment risks is

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    contained in the Fund's prospectus(s). Please refer to these documents when considering the Fund's risks.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid during the fiscal year ending November 30, 2004. The tax character of distributions paid during the year ended November 30, 2005 was as follows:

--------------------------------------------------------------------------------

                                     2005
                                -------------
  Distributions paid from:
  Ordinary income               $    38,753
  Long-term capital gain         23,286,745
                                -----------
    Total                       $23,325,498
                                ===========

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2005:

--------------------------------------------------------------------------------

                                         2005
                                   ---------------
  Undistributed ordinary income    $           -
  Undistributed long-term gain         9,141,376
  Long-term dividend payable          (9,141,211)
  Capital loss carryforward          (60,865,059)
  Post-October loss deferral          (2,098,830)
  Unrealized appreciation            123,173,684
                                   -------------
    Total                          $  60,209,960
                                   =============

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $53,665 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2006.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    same day, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.  Securities Lending

    The Fund lends securities in its portfolio to certain brokers-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion; and 0.70% of the excess over $1 billion.

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Large Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.60% of its average daily net assets.

On January 7, 2005 Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. On December 28, 2004, shareholders of the Fund approved a new Sub-Advisory Agreement between PIM and Oak Ridge, in anticipation of the acquisition causing the existing agreement to terminate.

Through August 31, 2005 PIM agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.50% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B, Class C, Class R and Class Y shares was reduced only to the extent that such expenses are reduced for Class A shares.

PIM has further agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.30%, 2.10%, 2.10% and 1.55% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. These expense limitations are in effect through April 1, 2009 for Class A shares, April 1, 2007 for Class B, Class C shares and Class R shares. There can be no assurance that Pioneer will extend these limitations beyond such periods. The Fund may terminate the expense limit agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement to be in the best interests of the Fund and its shareholders.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

reporting and insurance premiums, are paid by the Fund. At May 31, 2006, $22,096 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $11,299 in transfer agent fees payable from PIMSS at May 31, 2006.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $5,085 in distribution fees payable to PFD at May 31, 2006.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Effective December 1, 2004 Class B shares that are redeemed

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Shares purchase as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2006, CDSCs in the amount of $80,553 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2006, the Fund's expenses were reduced by $3,861 under such arrangements.

6. Merger Information

In addition, on September 22, 2005, beneficial owners of AmSouth Mid Cap Equity Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of the AmSouth Fund's Class A, Class B and Class I net assets for Pioneer Mid Cap Value Fund's shares, based on the Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

On September 22, 2005, beneficial owners of AmSouth Capital Growth Fund and AmSouth Large Cap Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of AmSouth Capital Growth Fund's Class A, Class B and Class I net assets and AmSouth Large Cap Fund's Class A, Class B and Class I net assets for Oak Ridge Large Cap Growth Fund's shares, based on the Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        Pioneer Oak                                                          Pioneer Oak
                        Ridge Large           AmSouth Large             AmSouth              Ridge Large
                      Cap Growth Fund           Cap Fund          Capital Growth Fund      Cap Growth Fund
                   (Pre-Reorganization)   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
                  ---------------------- ---------------------- ---------------------- ----------------------
 Net Assets
 Class A               $118,616,054           $ 94,595,573           $ 21,828,819           $235,040,446
 Class B               $ 14,283,691           $ 19,959,007           $  6,002,418           $ 40,245,116
 Class C               $ 60,674,790           $          -           $          -           $ 60,674,790
 Class R               $    487,492           $          -           $          -           $    487,492
 Class Y               $111,598,136           $          -           $          -           $481,918,890
 Class I               $          -           $170,046,844           $200,273,910           $          -
 Total Net
 Assets                $305,660,163           $284,601,424           $228,105,147           $818,366,734
 Shares
 Outstanding
 Class A                  8,995,831              5,816,783              2,193,285             17,822,548
 Class B                  1,096,769              1,310,794                649,830              3,090,734
 Class C                  4,651,154                      -                      -              4,651,154
 Class R                     37,609                      -                      -                 37,609
 Class Y                  8,427,517                      -                      -             36,397,362
 Class I                          -             10,382,796             20,069,079                      -
 Shares
 Issued in
 Reorganization
 Class A                                                                                       8,826,717
 Class B                                                                                       1,993,965
 Class Y                                                                                      27,969,845

--------------------------------------------------------------------------------

                                      Unrealized          Accumulated
                                   Depreciation on          Loss on
                                     Closing Date        Closing Date
                                  -----------------   ------------------
  AmSouth Capital Growth Fund       $ 33,719,612         $(106,771,733)
  AmSouth Large Cap Fund              97,789,752           (10,044,477)
                                    ------------         -------------
    Total                           $131,509,364         $(116,816,210)
                                    ============         =============

--------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

  Trustees                                   Officers
  John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
  David R. Bock                              Osbert M. Hood, Executive
  Mary K. Bush                                Vice President
  Margaret B.W. Graham                       Vincent Nave, Treasurer
  Thomas J. Perna                            Dorothy E. Bourassa, Secretary
  Marguerite A. Piret
  John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Investment Sub-Adviser
Oak Ridge Investments, LLC

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                     pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                                    PIONEER
                                    -------
                                    OAK RIDGE
                                    SMALL CAP
                                   GROWTH FUND


                                   Semiannual
                                     Report

                                     5/31/06

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         2
Portfolio Management Discussion               4
Portfolio Summary                             8
Prices and Distributions                      9
Performance Update                           10
Comparing Ongoing Fund Expenses              13
Schedule of Investments                      15
Financial Statements                         21
Notes to Financial Statements                28
Trustees, Officers and Service Providers     35

                                                                     President's


Dear Shareowner,
--------------------------------------------------------------------------------

We believe a desirable, moderate slowing of U.S. economic growth appears likely, with beneficial impacts on inflation and interest rates, while global growth prospects remain strong. We base this on the events of the six and 12 month periods ending May 31, 2006 that have been characterized by strong global growth, rising commodity and stock prices, and rising interest rates. While markets reversed in May (U.S. Treasury bond yields, stock markets, and commodity prices all turned down), we believe the basic fundamental pattern of steady global economic growth remains intact.

According to the International Monetary Fund, global economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. This growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, rising corporate profits, and rising interest rates. These basic ingredients are fueling the equity bull market and the relatively weak bond market over the six months ending May 31, 2006.

The bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase since we are close to full employment. An environment of strong economic growth, rising commodity prices and labor demands may lead to inflation and higher interest rates; therefore a slower growing economy would be welcomed by the markets.

While first quarter economic growth was strong, it looks as if the slowdown in the U.S. economy for the second half of the year may be starting to unfold. The positive unemployment figures, which reached a five-year low of 4.6 percent in April, may have peaked as the number of new jobs fell in this period, the smallest increase since the Katrina-distorted result of October 2005. The cooling of housing market sales so far this year is another indicator of a slowing economy.

The U.S. Federal Reserve has continued its measured short-term interest rate increases. With global commodity prices continuing to rise, the Fed warned in May that it remains vigilant in wanting to keep inflation low. This determination puts short-term pressure on markets,

Letter


but such action has a positive effect for consumers over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable. However, there are no guarantees in investing. We know from a long view of history that sudden shifts in investor sentiment can occur with little warning. This unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

[Signature of Osbert M. Hood]

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Small Cap Growth Fund's Lead Portfolio Manager, discusses the factors that influenced performance during the six months ended May 31, 2006.

Q: How did market environment affect market performance during the past half-year?

A: Amid an environment of steady global growth and strong corporate earnings, the U.S. stock market staged a moderate advance during the past six months. Small-cap stocks continued to outperform large-caps, providing a supportive environment for the Fund. However, growth stocks once again underperformed value - a negative in light of our growth-oriented investment style.

     Two additional factors combined to create a challenging environment for the Fund. First, lower-quality stocks (as measured by their S&P rating) outperformed their higher-quality counterparts. Additionally, the smallest companies within the small-cap asset class produced the strongest returns. Given our emphasis on the larger, higher-quality companies within the asset class, the Fund was not positioned to take full advantage of the speculative nature of the market environment.

Q:   How did the Fund perform during this time?

A: With the overall investment backdrop providing a headwind to performance, the Fund's Class A shares returned 3.95% at net asset value during the past six months. In comparison, its benchmark, the Russell 2000 Growth Index, returned 5.85%, and the average return of the 567 funds in its Lipper peer group, Small-Cap Growth Funds, was 6.05%. The primary reason for the underperformance relative to the peer group was our individual stock selection, which we discuss in greater detail below.

     Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     It is important to note, however, that we employ a long-term approach that seeks to identify fast-growing companies selling at reasonable market valuations that we believe have the potential to perform well over a three- to five-year period. As a result, six months is a very short window in which to measure our performance as managers. We prefer to focus on longer-term results, and in this area the Fund continues to excel: its three-, five- and ten-year returns are all well ahead of the returns of the benchmark and peer group during these intervals.

Q:   What specific factors helped and hurt performance?

A: Consistent with our investment style, stock selection was the primary driver of performance. Since no individual sector stood out in terms of being an area of significant out- or underperformance, we will discuss our stock selection in several industries in turn:

     Our performance in the health-care sector was mixed, as we had both significant winners and some notable detractors. On the plus side, top performers included HealthExtras, a pharmacy benefits manager that we continue to find attractive due to its growing market share, and Palomar Medical Technologies, which is partnering with Procter & Gamble to market an over-the-counter hair removal product. However, our positions in IRIS International and Aspect Medical Systems both lost substantial ground. IRIS has since been eliminated from the portfolio, but we continue to hold Aspect, which makes a product that measures the level of consciousness in patients under anesthesia. With a large potential market, little competition, and an application for a new Alzheimer's treatment pending, we believe the stock has significant upside potential despite its poor performance during the past six months.

     In energy, performance was also mixed. The Fund's top performer was Denbury Resources, which pumps carbon dioxide into wells that are past their peak in order to increase their production. In an environment of rising oil prices, it becomes much more cost-effective for energy companies to employ this technology - a trend that has been reflected in Denbury's stock price. Less helpful to performance was Southwestern Energy, one of the Fund's top performers during the 2005 calendar year. The stock has lost ground in recent months after a mild winter caused natural gas inventories to rise to record levels, thereby depressing prices.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06                              (continued)
--------------------------------------------------------------------------------

     Our stock selection in the industrials sector was strong across the board. We have been positive on industrials stocks, believing that the sector stands to benefit from the fact that corporations are flush with cash and therefore likely to increase their capital investment. Even though the economic cycle is mature at this juncture, we believe industrial companies can continue to perform well given that the financial strength of their customers is at unprecedented levels. Top performers here included IDEX, which makes a wide range of industrial products; and Gardner Denver, which sells pumps, valves and compressors and has a large exposure to the energy sector.

     As with health care, technology had its share of both winners and losers for the Fund. Hittite, a small position in the portfolio, and J2 Global Communications, a provider of fax-related services, both generated a strong return. Also contributing to performance was Informatica, an enterprise software company that redefined its business. On the negative side, Progress Software lost ground on concerns about its practices in granting stock options to executives.

     Overall, our stock selection in financials helped performance. Among the portfolio's top performers in financials was Jones Lang LaSalle, which provides a variety of real estate services to corporations. The company has expertise not only in the U.S. market but also overseas, which is helping to make it the partner of choice for multinational organizations. Portfolio Recovery Associates, which purchases bad debt for cents on the dollar, then keeps what it can collect, also performed well. Weighing on the Fund's performance within financials was a position in Clayton Holdings, which was eliminated from the portfolio after disappointing results led to concerns over the capabilities of the company's management team.

     Our stock selection in the consumer discretionary sector was a negative for Fund performance. The largest detractor was our position in Central Garden & Pet, whose shares declined despite a below-market valuation. While the company's pet business has been performing well, its garden business has been hurt by bad weather and slower consumer spending.

Q:   Do you have any closing thoughts for shareholders?

A: Growth stocks have underperformed value by a wide margin in recent years, and we believe this creates an excellent opportunity. Historically, the ten-year return of the Russell 2000 Growth Index

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     compares closely with the return of the Russell 2000 Value Index. However, the two indices have diverged quite sharply in recent years: the ten-year average annual return of the Russell 2000 Value Index is 12.99%, while the corresponding return for the Growth index is only 3.42%. There are valid reasons for this disparity, such as the excesses of the late 1990s and the changes in the accounting practices regarding employee stock options - issues that had a disproportionately large impact on growth stocks. However, these problems are now largely in the past. With growth stocks enjoying significantly better prospects for earnings expansion and trading at nearly the same earnings multiples as value stocks, we believe the asset class should begin closing the performance gap in relation to value.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              94.5%
Temporary Cash Investment                        4.6%
Depositary Receipts for International Stocks     0.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                          20.6%
Industrials                                     20.2%
Health Care                                     17.4%
Consumer Discretionary                          13.3%
Financials                                      12.0%
Energy                                           7.9%
Consumer Staples                                 6.7%
Materials                                        1.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

 1.    Gardner Denver, Inc.                    4.30%
 2.    Southwestern Energy Co.                 3.21
 3.    Jones Lang LaSalle, Inc                 3.04
 4.    Portfolio Recovery Associates, Inc.     2.78
 5.    J2 Global Communications, Inc.          2.71
 6.    Denbury Resources, Inc.                 2.66
 7.    Idex Corp.                              2.61
 8.    Waste Connections, Inc.                 2.60
 9.    ProAssurance Corp.                      2.56
10.    Palomar Medical Technologies            2.55

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   5/31/06   11/30/05
 -----   -------   --------
   A     $25.82    $24.84
   B     $25.34    $24.49
   C     $23.86    $23.04

Distributions Per Share
--------------------------------------------------------------------------------

                     12/1/05 - 5/31/06
                     -----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
 -----     ------     -------------   -------------
   A    $    -         $    -          $    -
   B    $    -         $    -          $    -
   C    $    -         $    -          $    -

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund at public offering price, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of May 31, 2006)

                               Net         Public
                           Asset Value    Offering
Period                        (NAV)      Price (POP)
10 Years                      8.95%        8.30%
5 Years                       7.27         6.01
1 Year                       12.46         5.99

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer
                Oak Ridge       Russell
                Small Cap       2000 Growth
                Growth Fund     Index
5/96             9,425          10,000
                10,160           9,460
5/98            12,857          10,959
                10,928          11,390
5/00            14,202          13,632
                15,630          11,487
5/02            14,608           9,670
                13,535           8,742
5/04            16,935          11,345
                19,744          11,842
5/06            22,203          13,999

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Effective February 17, 2004, the maximum sales charge for Class A shares is 5.75%. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class A and Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of May 31, 2006)

                               If            If
Period                        Held        Redeemed
10 Years                      8.12%        8.12%
5 Years                       6.44         6.44
1 Year                       11.43         7.43

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer
                Oak Ridge       Russell
                Small Cap       2000 Growth
                Growth Fund     Index
5/96            10,000          10,000
                10,701           9,460
5/98            13,441          10,959
                11,340          11,390
5/00            14,628          13,632
                15,979          11,487
5/02            14,823           9,670
                13,631           8,742
5/04            16,940          11,345
                19,591          11,842
5/06            21,831          13,999

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of Class B shares of the Fund from January 3, 1994 to February 13, 2004 is the performance of Oak Ridge Small Cap Equity Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees payable on Class A and Class B shares (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Oak Ridge Small Cap Equity Fund. Pioneer Oak Ridge Small Cap Growth Fund was created through the reorganization of the predecessor Oak Ridge Funds, Inc. on February 13, 2004.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Oak Ridge Small Cap Growth Fund, compared to that of the Russell 2000 Growth Index.

Average Annual Total Returns
(As of May 31, 2006)

                               If            If
Period                        Held        Redeemed
Life-of-Class
(3/1/97)                      8.46%        8.46%
5 Years                       6.44         6.44
1 Year                       11.60        11.60

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer
                Oak Ridge       Russell
                Small Cap       2000 Growth
                Growth Fund     Index
3/97            10,000          10,000
                11,059          11,370
5/98            13,897          13,172
                11,738          13,689
5/00            15,138          16,385
                16,538          13,807
5/02            15,336          11,623
                14,098          10,508
5/04            17,512          13,635
                20,247          14,233
5/06            22,595          16,825

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on actual returns from December 1, 2005 through May 31, 2006

Share Class                                  A              B              C
--------------------------------------------------------------------------------
Beginning Account Value                  $1,000.00      $1,000.00      $1,000.00
On 12/1/05

Ending Account Value                     $1,039.50      $1,034.70      $1,035.60
(after expenses) On 5/31/06

Expenses Paid During Period*             $    7.07      $   11.57      $   11.01

* Expenses are equal to the Fund's annualized expense ratio of 1.39%, 2.28%, and 2.17% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Small Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2005 through May 31, 2006

Share Class                                  A              B              C
--------------------------------------------------------------------------------
Beginning Account Value                  $1,000.00      $1,000.00      $1,000.00
On 12/1/05

Ending Account Value (after expenses)    $1,018.00      $1,013.56      $1,014.11
On 5/31/06

Expenses Paid During Period*             $    6.99      $   11.45      $   10.90

* Expenses are equal to the Fund's annualized expense ratio of 1.39%, 2.28%, and 2.17% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                                Value
             COMMON STOCKS - 95.6%
             Energy - 7.4%
             Oil & Gas Exploration & Production - 7.4%
235,150      Denbury Resources, Inc.*                           $  7,430,740
474,000      Petrohawk Energy Corp.*(b)                            5,560,020
277,800      Southwestern Energy Co.*                              8,972,940
                                                                ------------
                                                                $ 21,963,700
                                                                ------------
             Total Energy                                       $ 21,963,700
                                                                ------------
             Materials - 1.8%
             Industrial Gases - 1.8%
135,280      Airgas, Inc.                                       $  5,179,871
                                                                ------------
             Total Materials                                    $  5,179,871
                                                                ------------
             Capital Goods - 9.0%
             Industrial Machinery - 7.7%
159,090      Gardner Denver, Inc.*                              $ 12,004,931
150,435      Idex Corp.                                            7,273,532
 35,400      The Middleby Corp.*                                   3,162,282
                                                                ------------
                                                                $ 22,440,745
                                                                ------------
             Trading Companies & Distributors - 1.3%
100,000      Beacon Roofing Supply, Inc.*(b)                    $  3,770,000
                                                                ------------
             Total Capital Goods                                $ 26,210,745
                                                                ------------
             Commercial Services & Supplies - 5.8%
             Diversified Commercial Services - 3.3%
130,165      CRA International, Inc.*                           $  5,779,326
189,515      Healthcare Services Group, Inc.(b)                    3,849,050
                                                                ------------
                                                                $  9,628,376
                                                                ------------
             Environmental & Facilities Services - 2.5%
188,590      Waste Connections, Inc.*                           $  7,251,286
                                                                ------------
             Total Commercial Services & Supplies               $ 16,879,662
                                                                ------------
             Transportation - 4.5%
             Air Freight & Couriers - 2.7%
118,805      Hub Group, Inc.*                                   $  5,621,853
 82,080      UTI Worldwide, Inc.*                                  2,235,038
                                                                ------------
                                                                $  7,856,891
                                                                ------------


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                         Value
             Trucking - 1.8%
283,395      Knight Transportation, Inc.                 $  5,395,841
                                                         ------------
             Total Transportation                        $ 13,252,732
                                                         ------------
             Automobiles & Components - 1.5%
             Auto Parts & Equipment - 1.5%
230,900      LKQ Corp.*                                  $  4,514,095
                                                         ------------
             Total Automobiles & Components              $  4,514,095
                                                         ------------
             Consumer Durables & Apparel - 4.3%
             Footwear - 2.0%
251,225      Wolverine World Wide, Inc.                  $  5,763,102
                                                         ------------
             Housewares & Specialties - 2.3%
227,900      Jarden Corp.*(b)                            $  6,846,116
                                                         ------------
             Total Consumer Durables & Apparel           $ 12,609,218
                                                         ------------
             Consumer Services - 3.3%
             Education Services - 2.3%
123,725      Bright Horizons Family Solutions, Inc.*     $  4,404,610
 50,865      Laureate Education, Inc.*                      2,402,354
                                                         ------------
                                                         $  6,806,964
                                                         ------------
             Restaurants - 1.0%
 97,300      California Pizza Kitchen, Inc.*             $  2,822,673
                                                         ------------
             Total Consumer Services                     $  9,629,637
                                                         ------------
             Retailing - 3.6%
             Homefurnishing Retail - 2.0%
217,300      Aaron Rents, Inc.*                          $  5,867,100
                                                         ------------
             Specialty Stores - 1.6%
 93,820      Guitar Center, Inc.*                        $  4,517,433
                                                         ------------
             Total Retailing                             $ 10,384,533
                                                         ------------
             Food & Drug Retailing - 2.3%
             Food Distributors - 2.3%
198,608      United Natural Foods, Inc.*(b)              $  6,573,925
                                                         ------------
             Total Food & Drug Retailing                 $  6,573,925
                                                         ------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                        Value
             Food, Beverage & Tobacco - 1.4%
             Packaged Foods & Meats - 1.4%
137,300      Peet's Coffee & Tea, Inc.*(b)              $  3,980,327
                                                        ------------
             Total Food, Beverage & Tobacco             $  3,980,327
                                                        ------------
             Household & Personal Products - 2.8%
             Household Products - 2.8%
136,240      Central Garden & Pet Co.*                  $  5,704,369
 68,992      Church & Dwight Co., Inc.                     2,494,061
                                                        ------------
                                                        $  8,198,430
                                                        ------------
             Total Household & Personal Products        $  8,198,430
                                                        ------------
             Health Care Equipment & Services - 16.7%
             Health Care Distributors - 0.9%
152,300      PSS World Medical, Inc.*                   $  2,704,848
                                                        ------------
             Health Care Equipment - 7.1%
113,670      ArthroCare Corp.*(b)                       $  4,801,421
102,800      Aspect Medical Systems, Inc.*                 2,016,936
159,685      Palomar Medical Technologies*(b)              7,126,742
 81,900      Schick Technologies, Inc.*                    3,448,809
179,900      Symmetry Medical, Inc.*                       3,351,537
                                                        ------------
                                                        $ 20,745,445
                                                        ------------
             Health Care Services - 6.4%
101,625      American Healthways, Inc.*                 $  5,400,353
191,958      HealthExtras, Inc.*(b)                        5,766,418
114,520      Matria Healthcare, Inc.*(b)                   3,305,047
377,060      Option Care, Inc.(b)                          4,249,466
                                                        ------------
                                                        $ 18,721,284
                                                        ------------
             Health Care Supplies - 2.3%
129,055      Haemonetics Corp.*                         $  6,517,278
                                                        ------------
             Total Health Care Equipment & Services     $ 48,688,855
                                                        ------------


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                                Value
             Banks - 3.5%
             Regional Banks - 3.5%
111,490      East West Bancorp, Inc.                            $  4,454,026
132,635      PrivateBancorp, Inc.(b)                               5,846,551
                                                                ------------
                                                                $ 10,300,577
                                                                ------------
             Total Banks                                        $ 10,300,577
                                                                ------------
             Diversified Financials - 2.7%
             Specialized Finance - 2.7%
157,365      Portfolio Recovery Associates, Inc.*(b)            $  7,753,374
                                                                ------------
             Total Diversified Financials                       $  7,753,374
                                                                ------------
             Insurance - 2.4%
             Property & Casualty Insurance - 2.4%
151,455      ProAssurance Corp.*                                $  7,150,191
                                                                ------------
             Total Insurance                                    $  7,150,191
                                                                ------------
             Real Estate - 2.9%
             Real Estate Management & Development - 2.9%
106,795      Jones Lang LaSalle, Inc.                           $  8,491,270
                                                                ------------
             Total Real Estate                                  $  8,491,270
                                                                ------------
             Software & Services - 16.6%
             Application Software - 5.2%
110,400      Ansys, Inc.*                                       $  5,568,576
301,500      Informatica Corp.*                                    4,239,090
 26,900      The Ultimate Software Group, Inc.*                      610,361
143,800      Verint Systems, Inc.*                                 4,667,748
                                                                ------------
                                                                $ 15,085,775
                                                                ------------
             Data Processing & Outsourced Services - 0.8%
 52,930      Global Payments, Inc.                              $  2,465,479
                                                                ------------
             Internet Software & Services - 5.1%
183,200      aQuantive, Inc.*(b)                                $  4,541,528
284,300      J2 Global Communications, Inc.*(b)                    7,551,008
165,100      Radvision, Ltd.*                                      2,725,801
                                                                ------------
                                                                $ 14,818,337
                                                                ------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                                    Value
                   IT Consulting & Other Services - 1.9%
     47,134        NCI, Inc.*                                          $     640,551
    156,380        SRA International, Inc.*                                4,919,715
                                                                       -------------
                                                                       $   5,560,266
                                                                       -------------
                   Systems Software - 3.6%
    130,435        Micros Systems, Inc.*                               $   5,367,400
    218,240        Progress Software Corp.*                                5,080,620
                                                                       -------------
                                                                       $  10,448,020
                                                                       -------------
                   Total Software & Services                           $  48,377,877
                                                                       -------------
                   Semiconductors - 3.1%
    113,642        Hittite Microwave Corp.*                            $   4,041,113
    207,000        Microsemi Corp.*                                        4,963,860
                                                                       -------------
                                                                       $   9,004,973
                                                                       -------------
                   Total Semiconductors                                $   9,004,973
                                                                       -------------
                   TOTAL COMMON STOCKS
                   (Cost $229,439,453)                                 $ 279,143,992
                                                                       -------------

  Principal
     Amount
                   TEMPORARY CASH INVESTMENTS - 27.8%
                   Repurchase Agreement - 4.6%
$13,400,000        UBS Warburg, Inc., 4.8%, dated 6/1/06, repur-
                   chase price of $13,400,000 plus accrued interest
                   on 5/31/06 collateralized by $13,685,000 U.S.
                   Treasury Bill, 4.875%, 5/15/09                      $  13,400,000
                                                                       -------------

     Shares
                   Security Lending Collateral - 23.2%
 67,723,967        Securities Lending Investment Fund, 4.03%           $  67,723,967
                                                                       -------------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $81,123,967)                                  $  81,123,967
                                                                       -------------
                   TOTAL INVESTMENTS IN SECURITIES - 123.4%
                   (Cost $310,563,420) (a)                             $ 360,267,959
                                                                       -------------
                   OTHER ASSETS AND LIABILITIES - (23.4)%              $ (68,221,459)
                                                                       -------------
                   TOTAL NET ASSETS - 100.0%                           $ 292,046,507
                                                                       =============


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06 (unaudited)                          (continued)
--------------------------------------------------------------------------------

*     Non-income producing security

(a) At May 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $310,586,503 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $59,486,024
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (9,804,568)
                                                                                -----------
       Net unrealized gain                                                      $49,681,456
                                                                                ===========

(b)   At May 31, 2006, the following securities were out on loan:

      Shares      Description                                                  Market Value
      120,500     aQuantive, Inc.*                                              $ 2,987,195
      112,136     ArthroCare Corp.*                                               4,736,625
       95,000     Beacon Roofing Supply, Inc.*                                    3,581,500
      162,200     Healthcare Services Group, Inc.                                 3,294,282
      114,200     HealthExtras, Inc.*                                             3,430,568
      281,178     J2 Global Communications, Inc.*                                 7,468,088
      212,279     Jarden Corp.*                                                   6,376,861
       46,500     Matria Healthcare, Inc.*                                        1,341,990
      368,207     Option Care, Inc.                                               4,149,693
      311,536     Palomar Medical Technologies*                                  13,903,852
       67,200     Peet's Coffee & Tea, Inc.*                                      1,948,128
      356,500     Petrohawk Energy Corp.*                                         4,181,745
      121,800     Portfolio Recovery Associates, Inc.*                            6,001,086
       92,800     PrivateBancorp, Inc.                                            4,090,624
      188,678     United Natural Foods, Inc.*                                     6,245,242
                                                                                -----------
                  Total                                                         $70,750,284
                                                                                ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2006 aggregated $56,175,160 and $54,627,233, respectively.


20  The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $70,750,284) (cost $310,563,420)                           $360,267,959
  Receivables -
    Fund shares sold                                                340,804
    Dividends, interest and foreign taxes withheld                   43,209
  Other                                                              56,805
                                                               ------------
      Total assets                                             $360,708,777
                                                               ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                    $    556,890
    Upon return of securities loaned                             67,723,967
  Due to bank                                                       274,821
  Due to affiliates                                                  89,416
  Accrued expenses                                                   17,176
                                                               ------------
      Total liabilities                                        $ 68,662,270
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $242,541,557
  Accumulated net investment loss                                (1,774,988)
  Accumulated net realized gain on investments                    1,575,399
  Net unrealized gain on investments                             49,704,539
                                                               ------------
      Total net assets                                         $292,046,507
                                                               ============
NET ASSET VALUE PER SHARE:
  (Unlimited number of shares authorized)
  Class A (based on $225,875,702/8,747,236 shares)             $      25.82
                                                               ============
  Class B (based on $10,124,080/399,575 shares)                $      25.34
                                                               ============
  Class C (based on $56,046,725/2,349,187 shares)              $      23.86
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($25.82 [divided by] 94.25%)                         $      27.40
                                                               ============


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/06

INVESTMENT INCOME:
  Dividends                                              $  234,278
  Interest                                                  337,746
  Income from securities loaned, net                         24,293
                                                         ----------
      Total investment income                                            $   596,317
                                                                         -----------
EXPENSES:
  Management fees                                        $1,274,245
  Transfer agent fees and expenses
    Class A                                                 255,463
    Class B                                                  19,880
    Class C                                                  78,937
  Distribution fees
    Class A                                                 285,939
    Class B                                                  53,869
    Class C                                                 308,317
  Administrative reimbursements                              26,903
  Custodian fees                                             16,963
  Registration fees                                          19,758
  Professional fees                                          16,378
  Printing expense                                           12,352
  Fees and expenses of nonaffiliated trustees                 2,813
  Miscellaneous                                               1,991
                                                         ----------
      Total expenses                                                     $ 2,373,808
      Less fees paid indirectly                                               (2,503)
                                                                         -----------
      Net expenses                                                       $ 2,371,305
                                                                         -----------
        Net investment loss                                              $(1,774,988)
                                                                         -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                       $ 3,367,842
                                                                         -----------
  Change in net unrealized gain on investments                           $ 9,301,892
                                                                         -----------
  Net gain on investments                                                $12,669,734
                                                                         -----------
  Net increase in net assets resulting from operations                   $10,894,746
                                                                         ===========


22  The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/06 and the Year Ended 11/30/05, Respectively

                                                          Six Months
                                                             Ended
                                                            5/31/06        Year Ended
                                                          (unaudited)       11/30/05
FROM OPERATIONS:
Net investment loss                                      $  (1,774,988)   $  (2,568,301)
Net realized gain (loss) on investments                      3,367,842       (1,792,443)
Change in net unrealized gain on investments                 9,301,892       27,718,333
                                                         -------------    -------------
    Net increase in net assets resulting from
      operations                                         $  10,894,746    $  23,357,589
                                                         -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($0.00 and $0.21 per share, respectively)    $           -    $    (609,655)
    Class B ($0.00 and $0.21 per share, respectively)                -          (64,464)
    Class C ($0.00 and $0.21 per share, respectively)                -         (246,051)
                                                         -------------    -------------
      Total distributions to shareowners                 $           -    $    (920,170)
                                                         -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  46,458,302    $ 219,659,225
Reinvestment of distributions                                        -          652,857
Cost of shares repurchased                                 (46,008,361)     (46,227,117)
                                                         -------------    -------------
    Net increase in net assets resulting from Fund
      share transactions                                 $     449,941    $ 174,084,965
                                                         -------------    -------------
    Net increase in net assets                           $  11,344,687    $ 196,522,384
NET ASSETS:
Beginning of period                                        280,701,820       84,179,436
                                                         -------------    -------------
End of period (including accumulated net investment
  loss of ($1,774,988) and $0 respectively)              $ 292,046,507    $ 280,701,820
                                                         =============    =============


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                   '06 Shares     '06 Amount        '05 Shares     '05 Amount
                                  (unaudited)     (unaudited)
CLASS A
Shares sold                         1,671,934    $  43,958,868       7,255,021    $ 166,774,124
Reinvestment of distributions               -                -          20,212          474,351
Less shares repurchased            (1,297,726)     (34,228,808)     (1,419,592)     (33,325,547)
                                   ----------    -------------      ----------    -------------
    Net increase                      374,208    $   9,730,060       5,855,641    $ 133,922,928
                                   ==========    =============      ==========    =============
CLASS B
Shares sold                            13,534    $     351,313         395,086    $   8,892,737
Reinvestment of distributions               -                -           2,010           46,876
Less shares repurchased               (47,860)      (1,244,883)       (224,863)      (5,108,673)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)           (34,326)   $    (893,570)        172,233    $   3,830,940
                                   ==========    =============      ==========    =============
CLASS C
Shares sold                            87,922    $   2,148,121       2,081,008    $  43,992,364
Reinvestment of distributions               -                -           6,002          131,630
Less shares repurchased              (431,926)     (10,534,670)       (361,260)      (7,792,897)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)          (344,004)   $  (8,386,549)      1,725,750    $  36,331,097
                                   ==========    =============      ==========    =============


24  The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended
                                                                  5/31/06        Year Ended
                                                                (unaudited)       11/30/05
CLASS A
Net asset value, beginning of period                             $  24.84         $  22.86
                                                                 --------         --------
Increase (decrease) from investment operations:
  Net investment loss                                            $  (0.13)        $  (0.18)
  Net realized and unrealized gain (loss) on investments             1.11             2.37
                                                                 --------         --------
    Net increase (decrease) from investment operations           $   0.98         $   2.19
Distributions to shareowners:
  Net realized gain                                                     -            (0.21)
                                                                 --------         --------
Net increase (decrease) in net asset value                       $   0.98         $   1.98
                                                                 --------         --------
Net asset value, end of period                                   $  25.82         $  24.84
                                                                 ========         ========
Total return*                                                        3.95%            9.64%
Ratio of net expenses to average net assets+                         1.39%**          1.40%
Ratio of net investment loss to average net assets+                 (0.99)%**        (1.03)%
Portfolio turnover rate                                                39%**            47%
Net assets, end of period (in thousands)                         $225,876         $208,017
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       1.39%**         1.44%
  Net investment loss                                               (0.99)%**       (1.07)%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       1.39%**         1.40%
  Net investment loss                                               (0.99)%**       (1.03)%

                                                             Year Ended   Year Ended      Year Ended     Year Ended
                                                              11/30/04     11/30/03        11/30/02       11/30/01
CLASS A
Net asset value, beginning of period                           $ 19.62      $ 14.43         $ 18.58        $ 21.75
                                                               -------      -------         -------        -------
Increase (decrease) from investment operations:
  Net investment loss                                          $ (0.14)     $ (0.25)        $ (0.22)(a)    $ (0.24)
  Net realized and unrealized gain (loss) on investments          3.38         5.44           (1.91)          0.75
                                                               -------      -------         -------        -------
    Net increase (decrease) from investment operations          $  3.24      $  5.19         $ (2.13)       $  0.51
Distributions to shareowners:
 Net realized gain                                                   -            -           (2.02)         (3.68)
                                                               -------      -------         -------        -------
Net increase (decrease) in net asset value                     $  3.24      $  5.19         $ (4.15)       $ (3.17)
                                                               -------      -------         -------        -------
Net asset value, end of period                                 $ 22.86      $ 19.62         $ 14.43        $ 18.58
                                                               =======      =======         =======        =======
Total return*                                                    16.51%       35.97%         (13.30)%         0.78%
Ratio of net expenses to average net assets+                      1.79%        2.00%           2.00%          2.00%
Ratio of net investment loss to average net assets+              (1.49)%      (1.52)%         (1.40)%        (1.25)%
Portfolio turnover rate                                             24%          48%             46%            40%
Net assets, end of period (in thousands)                       $57,541      $15,529         $12,145        $14,419
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                    2.06%        2.49%           2.34%          2.15%
  Net investment loss                                            (1.75)%      (2.01)%         (1.74)%        (1.40)%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                    1.79%        2.00%           2.00%          2.00%
  Net investment loss                                            (1.49)%      (1.52)%         (1.40)%        (1.25)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.


   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                       Ended                      2/17/04 (a)
                                                      5/31/06      Year Ended         to
                                                    (unaudited)     11/30/05       11/30/04
CLASS B
Net asset value, beginning of period                 $ 24.49        $ 22.74         $19.75
                                                     -------        -------         ------
Increase (decrease) from investment operations:
  Net investment loss                                $ (0.25)       $ (0.42)        $(0.09)
  Net realized and unrealized gain on
    investments                                         1.10           2.38           3.08
                                                     -------        -------         ------
    Net increase from investment operations          $  0.85        $  1.96         $ 2.99
Distributions to shareowners:
  Net realized gain                                        -          (0.21)             -
                                                     -------        -------         ------
Net increase in net asset value                      $  0.85        $  1.75         $ 2.99
                                                     -------        -------         ------
Net asset value, end of period                       $ 25.34        $ 24.49         $22.74
                                                     =======        =======         ======
Total return*                                           3.47%          8.66%         15.14%
Ratio of net expenses to average net assets+            2.28%**        2.30%          2.51%**
Ratio of net investment loss to average net
  assets+                                              (1.89)%**      (1.93)%        (2.19)%**
Portfolio turnover rate                                   39%**          47%            24%***
Net assets, end of period (in thousands)             $10,124        $10,625         $5,949
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                          2.28%**        2.33%          2.51%**
  Net investment loss                                  (1.89)%**      (1.96)%        (2.19)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                          2.28%**        2.30%          2.51%**
  Net investment loss                                  (1.89)%**      (1.93)%        (2.19)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Class B shares were first publicly offered on February 17, 2004


26  The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended
                                                                  5/31/06      Year Ended
                                                                (unaudited)     11/30/05
CLASS C
Net asset value, beginning of period                              $ 23.04       $ 21.39
                                                                  -------       -------
Increase (decrease) from investment operations:
  Net investment loss                                             $ (0.23)      $ (0.34)
  Net realized and unrealized gain (loss) on investments             1.05          2.20
                                                                  -------       -------
    Net increase (decrease) from investment operations            $  0.82       $  1.86
Distributions to shareowners:
  Net realized gain                                                     -         (0.21)
                                                                  -------       -------
Net increase (decrease) in net asset value                        $  0.82       $  1.65
                                                                  -------       -------
Net asset value, end of period                                    $ 23.86       $ 23.04
                                                                  =======       =======
Total return*                                                        3.56%         8.75%
Ratio of net expenses to average net assets+                         2.17%**       2.22%
Ratio of net investment loss to average net assets+                 (1.77)%**     (1.85)%
Portfolio turnover rate                                                39%**         47%
Net assets, end of period (in thousands)                          $56,047       $62,059
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       2.17%**       2.22%
  Net investment loss                                               (1.77)%**     (1.85)%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       2.17%**       2.22%
  Net investment loss                                               (1.77)%**     (1.85)%

                                                              Year Ended   Year Ended      Year Ended     Year Ended
                                                               11/30/04     11/30/03        11/30/02       11/30/01
CLASS C
Net asset value, beginning of period                           $ 18.50       $13.71         $ 17.88         $21.18
                                                               -------       ------         -------         ------
Increase (decrease) from investment operations:
  Net investment loss                                          $ (0.12)      $(0.36)        $ (0.33)(a)     $(0.38)
  Net realized and unrealized gain (loss) on investments          3.01         5.15           (1.82)          0.76
                                                               -------       ------         -------         ------
    Net increase (decrease) from investment operations         $  2.89       $ 4.79         $ (2.15)        $ 0.38
Distributions to shareowners:
  Net realized gain                                                  -            -           (2.02)         (3.68)
                                                               -------       ------         -------         ------
Net increase (decrease) in net asset value                     $  2.89       $ 4.79         $ (4.17)        $(3.30)
                                                               -------       ------         -------         ------
Net asset value, end of period                                 $ 21.39       $18.50         $ 13.71         $17.88
                                                               =======       ======         =======         ======
Total return*                                                    15.62%       34.94%         (14.01)%         0.09%
Ratio of net expenses to average net assets+                      2.57%        2.75%           2.75%          2.75%
Ratio of net investment loss to average net assets+              (2.26)%      (2.27)%         (2.15)%        (2.00)%
Portfolio turnover rate                                             24%          48%             46%            40%
Net assets, end of period (in thousands)                       $20,690       $  954         $   853         $1,279
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                    2.59%        3.24%           3.09%          2.90%
  Net investment loss                                            (2.28)%      (2.76)%         (2.49)%        (2.15)%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                    2.57%        2.75%           2.75%          2.75%
  Net investment loss                                            (2.26)%      (2.27)%         (2.15)%        (2.00)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.


   The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Oak Ridge Small Cap Growth Fund (the Fund) is one of 2 series of portfolios comprising Pioneer Series Trust I, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, organized on February 13, 2004, is the successor to the Oak Ridge Small Cap Equity Fund. Oak Ridge Small Cap Equity Fund, one of two series of portfolios that comprised Oak Ridge Funds, Inc., transferred all of the net assets of Class A and Class B shares in exchange for the Fund's Class A and Class C shares in a one-to-one exchange ratio, respectively, on February 17, 2004 pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Oak Ridge Small Cap Equity Fund on February 10, 2004). The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Class B shares were first publicly offered on February 17, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal investment risks is contained in the Fund's Prospectus(es). Please refer to these documents when considering the Fund's risks.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited)                    (continued)
--------------------------------------------------------------------------------

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended November 30, 2005 was as follows:

-------------------------------------------------
                                       2005
-------------------------------------------------
  Distributions paid from
  Ordinary Income                      $      -
  Long-term capital gain                920,170
                                       --------
    Total                              $920,170
                                       ========
-------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2005:

-------------------------------------------------
                                       2005
-------------------------------------------------
  Undistributed ordinary income     $         -
  Capital Loss Carryforward            (235,384)
  Post-October Loss Deferral         (1,533,976)
  Unrealized Appreciation            40,379,564
                                    -----------
    Total                           $38,610,204
                                    ===========
-------------------------------------------------

     The difference between book bases and tax basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $8,717 in underwriting commissions on the sale of Class A shares for the six months ended May 31, 2006.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, and Class C shares bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited)                    (continued)
--------------------------------------------------------------------------------

F.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM, a wholly owned subsidiary of UniCredito Italino, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion; and 0.80% of the excess over $1 billion.

Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Fund. Prior to the reorganization, Oak Ridge Small Cap Equity Fund was advised by Oak Ridge, which received an annual fee equal to 0.75% of its average daily net assets.

On January 7, 2005 Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and
(ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. On December 28,

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2004, shareholders of the Fund approved a new Sub-Advisory Agreement between PIM and Oak Ridge, in anticipation of the acquisition causing the existing agreement to terminate.

Through February 13, 2005, PIM agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A's expenses to 1.75% of the average daily net assets attributable to Class A; the portion of the Fund-wide expenses attributable to Class B and Class C shares was reduced only to the extent that such expenses are reduced for Class A shares.

PIM has further agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.40%, 2.30% and 2.30%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2009 for Class A shares and April 1, 2007 for Class B and Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such periods. The Fund may terminate the expense limit agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement to be in the best interests of the Fund and its shareholders.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On May 31, 2006, $6,967 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $15,231 in transfer agent fees payable to PIMSS at May 31, 2006.

4. Distribution and Service Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited)                    (continued)
--------------------------------------------------------------------------------

average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $3,331 in distribution fees payable to PFD at November 30, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. For the six months ended May 31, 2006, CDSCs in the amount of $22,765 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into an expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2006, the Fund's expenses were reduced by $2,503 under such arrangement.

Pioneer Oak Ridge Small Cap Growth Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive
Mary K. Bush                              Vice President
Margaret B.W. Graham                    Vincent Nave, Treasurer
Osbert M. Hood                          Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Investment Sub-Adviser
Oak Ridge Investments, LLC.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER TrustS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Trusts recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Trusts recognize that a Trust's independent auditors: 1) possess knowledge of the Trusts, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Trust personnel and processes, and 3) have expertise that has value to the Trusts. As a result, there are situations where it is desirable to use the Trust's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Trusts when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Trust shall also constitute approval for any other Trust whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Trust's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Trusts     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Trust shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the Trust fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Trust's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Trust   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Trust's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the Trust fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Trust's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Trust     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Trust's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Trust's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Trust.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the Trust fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Trust's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Trusts and the Trust's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Trust's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Trust's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Trusts investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Trust in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Trust has been impaired or that it is disqualified from acting as independent auditors to the Trust.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  July 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.